Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Other comprehensive income [abstract]
Schedule of Breakdown of Other Comprehensive Income (Loss) Relating to Financial Instruments at FVOCI, Derivative Financial Instruments, and Foreign Currency Translation
The breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI and derivative financial instruments, is as follows:

	Financial instruments FVOCI	Financial Instruments CFH	Total
Balance as of January 1, 2023	(862)	8,987	8,125
Change in fair value on financial instruments, net of hedging	876	(590)	286
Reclassification of loss on financial instruments to profit or loss (1)	(11)	(938)	(949)
Other comprehensive income gain (loss) for the year	865	(1,528)	(663)
Balance as of December 31, 2023	3	7,459	7,462
Change in fair value on financial instruments, net of hedging	138	(7,735)	(7,597)
Reclassification of gain (loss) on financial instruments to profit or loss (1)	(21)	1,135	1,114
Other comprehensive income (loss) gain for the year	117	(6,600)	(6,483)
Balance as of December 31, 2024	120	859	979
Change in fair value on financial instruments, net of hedging	4,259	1,496	5,755
Reclassification of loss on financial instruments to profit or loss (1)	(3,156)	(1,073)	(4,229)
Other comprehensive income gain for the year	1,103	423	1,526
Balance as of December 31, 2025	1,223	1,282	2,505
(1)Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and prior years.

Schedule of Amounts Reclassified from Other Comprehensive Income to Profit or Loss
The following table presents amounts reclassified from other comprehensive income to profit or loss:

Details about other comprehensive income components	Amounts reclassified from other comprehensive income			Line item affected in the consolidated statement of profit or loss
	December 31,
	2025	2024	2023
Securities at FVOCI:	(3,156)	(21)	(11)	Impairment losses on financial instruments
	(3,156)	(21)	(11)

Derivative financial instruments:
Interest rate swaps	—	—	(1,793)	Gain (loss) on financial instruments, net
Interest rate and cross-currency swaps	(1,073)	1,135	855	Gain (loss) on financial instruments, net
	(4,229)	1,114	(949)